FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Liquidity risk (Details) - Liquidity risk - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 217,355,259	$ 182,245,671
3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	109,721,232	130,974,055
Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	96,605,465	133,385,161
Trade and other payables | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	35,989,362	107,801,065
Trade and other payables | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	60,443,242	60,931,404
Trade and other payables | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	48,481,726
Borrowing | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	78,084,912	73,706,045
Borrowing | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	41,643,214	63,041,153
Borrowing | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	38,198,026	42,104,882
Convertible notes | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	102,270,445
Convertible notes | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		80,809,686
Leasing liabilities | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	1,010,540	738,561
Leasing liabilities | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	5,873,502	2,384,217
Leasing liabilities | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	9,527,939	8,161,359
Consideration for acquisition | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	1,761,274	4,617,281
Consideration for acquisition | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 397,774	$ 2,309,234